Note 21 - Comprehensive Income	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]

21. Comprehensive Income:

During the year ended December 31, 2019, Other comprehensive income decreased with net losses of $5,753 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of $3,931), net of the settlements to net income of derivatives that qualify for hedge accounting (loss of $1,885) and (ii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($63).

During the year ended December 31, 2020, Other comprehensive loss increased with net losses of $6,743 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of $8,129), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of $1,323) and (ii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($63).

During the year ended December 31, 2021, Other comprehensive income increased with net gains of $5,726 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (gain of $382), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of $6,417), (ii) the Effective portion of changes in fair value of cash flow hedges (loss of 1,136) and (iii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($63).